EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 18,312	$ 15,418
Non-current assets	71,186	48,801
Total assets	89,498	64,219
Current liabilities	16,954	13,912
Non-current liabilities	54,079	37,307
Total liabilities	71,033	51,219
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	38,187	20,376
Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	22,606	16,380
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	28,112	27,315
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	4,583	3,346
Non-current assets	11,243	10,295
Total assets	15,826	13,641
Current liabilities	2,721	1,930
Non-current liabilities	6,368	7,557
Total liabilities	9,089	9,487
Total net assets	6,737	4,154
Investments accounted for using equity method | Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	372	380
Non-current assets	432	1,377
Total assets	804	1,757
Current liabilities	337	417
Non-current liabilities	107	1,656
Total liabilities	444	2,073
Total net assets	360	(316)
Investments accounted for using equity method | Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,529	1,545
Non-current assets	8,458	7,749
Total assets	10,987	9,294
Current liabilities	1,595	873
Non-current liabilities	5,695	5,571
Total liabilities	7,290	6,444
Total net assets	3,697	2,850
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,682	1,421
Non-current assets	2,353	1,169
Total assets	4,035	2,590
Current liabilities	789	640
Non-current liabilities	566	330
Total liabilities	1,355	970
Total net assets	$ 2,680	$ 1,620